Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Aug. 15, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2014